REPORTABLE SEGMENTS Q - Schedule Income and Expenses by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 8,661,555	$ 8,882,891	$ 21,637,761	$ 18,218,263
Net gain / (loss) on digital assets				324,378
Net gain / (loss) on investments				(38,469)
Net gain / (loss) on derivatives trading				188,962
Gains / (losses) from operations	395,094	(18,180)	274,763	474,871
Revenues and gains / (losses) from operations	9,056,649	8,864,711	21,912,524	18,693,134
Transaction expenses	8,629,940	8,834,836	21,576,949	18,122,926
Impairment of digital assets	127,477	56,947	239,906	82,473
Compensation and benefits	64,969	61,253	121,922	122,324
Notes interest expense	14,240	7,040	28,311	14,016
Depreciation and amortization	7,458	10,956	20,071	20,456
Other expenses	46,172	32,358	150,793	62,664
Total operating expenses	8,890,256	9,003,390	22,137,952	18,424,859
Unrealized gain / (loss) on notes payable – derivative	(125,150)	(2,573)	(35,544)	(12,286)
Other income / (expense), net	918	1,612	1,590	1,825
Total other income / (expense)	(124,232)	(961)	(33,954)	(10,461)
Net income / (loss) before taxes	42,161	(139,640)	(259,382)	257,814
Income tax expense / (benefit)	11,470	(14,044)	5,358	(4,717)
Income / (loss) for the period	30,691	(125,596)	(264,740)	262,531
Digital Assets
Segment Reporting Information [Line Items]
Revenue	8,655,745	8,858,973	21,627,274	18,161,542
Net gain / (loss) on digital assets				(40,158)
Net gain / (loss) on investments				2,520
Net gain / (loss) on derivatives trading				101,523
Gains / (losses) from operations	55,470	(3,073)	147,840
Revenues and gains / (losses) from operations	8,711,215	8,855,900	21,775,114	18,225,427
Transaction expenses	8,596,478	8,810,103	21,517,337	18,073,294
Impairment of digital assets	43,307	10,333	121,615	19,267
Compensation and benefits	45,347	45,374	84,173	87,649
Notes interest expense	0	0	0	0
Depreciation and amortization	3,560	3,182	7,115	4,489
Other expenses	25,058	17,932	43,879	31,982
Total operating expenses	8,713,750	8,886,924	21,774,119	18,216,681
Unrealized gain / (loss) on notes payable – derivative	0	0	0	0
Other income / (expense), net	0	0	0	0
Total other income / (expense)	0	0	0	0
Net income / (loss) before taxes	(2,535)	(31,024)	995	8,746
Income tax expense / (benefit)	0	0	0	0
Income / (loss) for the period	(2,535)	(31,024)	995	8,746
Data Centers
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Net gain / (loss) on digital assets				0
Net gain / (loss) on investments				0
Net gain / (loss) on derivatives trading				0
Gains / (losses) from operations	0	0	0
Revenues and gains / (losses) from operations	0	0	0	0
Transaction expenses	0	0	0	0
Impairment of digital assets	0	0	0	0
Compensation and benefits	0	0	1,263	0
Notes interest expense	0	0	0	0
Depreciation and amortization	0	1,800	1,251	3,474
Other expenses	0	0	385	0
Total operating expenses	0	1,800	2,899	3,474
Unrealized gain / (loss) on notes payable – derivative	0	0	0	0
Other income / (expense), net	0	0	0	0
Total other income / (expense)	0	0	0	0
Net income / (loss) before taxes	0	(1,800)	(2,899)	(3,474)
Income tax expense / (benefit)	0	0	0	0
Income / (loss) for the period	0	(1,800)	(2,899)	(3,474)
Treasury and Corporate
Segment Reporting Information [Line Items]
Revenue	5,810	23,918	10,487	56,721
Net gain / (loss) on digital assets				364,536
Net gain / (loss) on investments				(40,989)
Net gain / (loss) on derivatives trading				87,439
Gains / (losses) from operations	339,624	(15,107)	126,923
Revenues and gains / (losses) from operations	345,434	8,811	137,410	467,707
Transaction expenses	33,462	24,733	59,612	49,632
Impairment of digital assets	84,170	46,614	118,291	63,206
Compensation and benefits	19,622	15,879	36,486	34,675
Notes interest expense	14,240	7,040	28,311	14,016
Depreciation and amortization	3,898	5,974	11,705	12,493
Other expenses	21,114	14,426	106,529	30,682
Total operating expenses	176,506	114,666	360,934	204,704
Unrealized gain / (loss) on notes payable – derivative	(125,150)	(2,573)	(35,544)	(12,286)
Other income / (expense), net	918	1,612	1,590	1,825
Total other income / (expense)	(124,232)	(961)	(33,954)	(10,461)
Net income / (loss) before taxes	44,696	(106,816)	(257,478)	252,542
Income tax expense / (benefit)	11,470	(14,044)	5,358	(4,717)
Income / (loss) for the period	$ 33,226	$ (92,772)	$ (262,836)	$ 257,259